Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 Claimant Claim	Dec. 31, 2011 Claimant	Dec. 31, 2010
Respirator Mask/Asbestos Litigation
Loss contingencies
Accrued loss contingency reserve	$ 154,000,000	$ 130,000,000	$ 126,000,000
Insurance receivables	87,000,000	121,000,000	122,000,000
Number of individual claimants	2,060	2,260
Number of total claims settled and taken to trial	9
Number of total claims tried to verdict	8
Number of total claims settled and tried to verdict	7
Number of total claims dismissed	1
Increase in insurance liabilities	71,000,000
Increase in insurance recovery receivable	39,000,000
Payments for fees and settlements related to litigation	45,000,000
Respirator Mask/Asbestos Litigation - State of West Virginia
Loss contingencies
Number of additional defendants	2
Respirator Mask/Asbestos litigation - Excluding Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	126,000,000
Insurance Disclaimer Action
Loss contingencies
Payments received in connection with respirator mask/asbestos receivable	72,000,000
Number of insurers who filed a declaratory judgment action against the company	2
Number of the entity's insurers named in the action, low end of range	60
Litigation settlement awarded	87,000,000
Respirator Mask/Asbestos Litigation - Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	28,000,000
Annual fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995	400,000
Environmental Matters - Remediation
Loss contingencies
Accrued loss contingency reserve	29,000,000	28,000,000	24,000,000
Insurance receivables	11,000,000	15,000,000	15,000,000
Number of years remediation payments expected to be paid for applicable sites, high end of range	20 years
Environmental Matters - Regulatory Activities
Loss contingencies
Number of PFCs the EPA has proposed to have public water suppliers monitor	6
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds	2 years
Environmental Matters - Regulatory Activities | Alabama
Loss contingencies
Number of landfills to be tested by the entity pursuant to a Memorandum of Understanding with the EPA	3
Wastewater treatment plant sludge containing PFCs surrounding Decatur facility	20 years
Environmental Matters - Regulatory Activities | Minnesota
Loss contingencies
Number of sites where remediation work will continue into 2013	2
Environmental Matters - Litigation | Morgan County, Alabama
Loss contingencies
Total number of named plaintiffs, second purported class action	3
Environmental Matters - Litigation | Minnesota
Loss contingencies
Number of days court stayed discovery	180 days
Environmental Matters - Litigation | Lake Elmo, Minnesota
Loss contingencies
Claim asserted for alleged contamination, low end	50,000
Environmental Matters - Litigation | Metropolitan Council, Minnesota
Loss contingencies
Claim asserted for alleged contamination, low end	50,000
Number of wastewater treatment plants from which PFC-containing sludge and biosolids may allegedly be discharged by Metropolitan Council, low end of range	1
Environmental Matters - Litigation | New Jersey
Loss contingencies
Lower end of range of number of companies served with a complaint	250
Number of companies, in addition to Maxus Energy, Tierra Solutions and Occidental Chemical involved in an enforcement action	2
Total cost of clean-up proposed by the EPA, of which the Company believes its applicable share, if any, is likely to be a fraction of one percent	1,000,000,000
Total cost of cleanup proposed by EPA of which company believes its applicable share to be fraction of this maximum percentage (as a percent)	1.00%
Number of commercial drum conditioning facilities used	2
Environmental Matters - Other Environmental Litigation
Loss contingencies
Accrued loss contingency reserve	57,000,000	75,000,000	90,000,000
Insurance receivables	$ 15,000,000	$ 0	$ 0
Number of years remediation payments expected to be paid for applicable sites, high end of range	4 years
Number of former disposal sites with PFC present in soil and groundwater in Washington County Minnesota	2